Condensed Consolidated Interim Statements of Comprehensive Income (Unaudited) - CAD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Statement of Comprehensive Income [Abstract]
Net earnings		$ 330	$ 296	$ 723	$ 692
Other comprehensive income (loss)
Unrealized foreign currency translation gains (losses)	[1]	448	(188)	287	(377)
Other	[2]	4	2	24	4
Other comprehensive income (loss)		452	(186)	311	(373)
Comprehensive income		782	110	1,034	319
Comprehensive income attributable to:
Non-controlling interests		79	7	93	12
Preference equity shareholders		16	16	32	32
Common equity shareholders		687	87	909	275
Comprehensive income		$ 782	$ 110	$ 1,034	$ 319

[1]	Net of hedging activities and income tax recovery of $4 million and $3 million for the three and six months ended June 30, 2022, respectively (three and six months ended June 30, 2021 - income tax expense of $2 million and $4 million, respectively).
[2]	Net of income tax expense of $2 million and $10 million for the three and six months ended June 30, 2022, respectively (three and six months ended June 30, 2021 - $1 million)